PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	$ 33,769	$ 0
Percentage of reimbursement on construction cost	50.00%
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Construction in progress gross incurred cost	$ 509,416	$ 782,816